Financial instruments included in the statement of financial position and impact on income - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Cash and cash equivalents	€ 41,388	€ 83,921	€ 119,151	€ 35,094
Temporary waiver	15,000
EIB fixed rate loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Cash and cash equivalents	€ 25,300